SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, € in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2022 USD ($) Integer shares	Dec. 31, 2021 USD ($) shares	Feb. 15, 2023 USD ($)	Aug. 31, 2022 EUR (€)	Aug. 02, 2022	Jul. 19, 2022
Property, Plant and Equipment [Line Items]
Reduced its workforce percentage									84.00%
Stock Issued During Period, Value, Other			$ 5,000,000		$ 5,000,000	$ 30,952,000
Beneficially ownship percentage			2.50%		2.00%
Accumulated deficit			$ 297,890,000		$ 294,377,000	262,073,000
Cash, cash equivalents, and short-term investments			$ 24,300,000		21,100,000
Impairment of long-lived assets					$ 0
Income tax likelihood, description					more than a 50% likelihood
Contingent liabilities					$ 0
Research and development expenses					$ 1,200,000	$ 500,000
Number of operating segment | Integer					1
Antidilutive securities excluded from computation of earnings per share, amount | shares					8,518,616,000	12,191,029,000
Options and Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares			5,334,440	10,459,480	8,518,616	12,191,029
European Innovation Council [Member]
Property, Plant and Equipment [Line Items]
Grants receivable		$ 1,100,000						€ 2.5
Additional grants receivable		$ 1,400,000
License [Member]
Property, Plant and Equipment [Line Items]
Contract with customer liability revenue recognized	$ 700,000				$ 700,000	$ 800,000
Nasdaq Stock Market LLC [Member]
Property, Plant and Equipment [Line Items]
Minimum bid price, per share | $ / shares		$ 1.00
Closing bid price, per share | $ / shares		1.00
Trading price, per share | $ / shares		$ 0.10
European Innovation Council [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Short-Term Debt		$ 1,100,000
Security Holder [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage					76.00%
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Tangible assets and equipment		$ 7,100,000					$ 7,100,000
Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Termination fee			$ 2,500,000		$ 2,500,000
Out of pocket fees and expense			$ 500,000		$ 500,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee operating lease remaining lease term										4 years 6 months
Maximum [Member] | Security Holder [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage			76.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee operating lease remaining lease term										18 months
Minimum [Member] | Security Holder [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage			24.00%